Prepayment and Deposit (Details) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Prepayment And Deposit
Deposit	$ 4,518,064	$ 6,631,704
Prepayment	282,572	385,099
Prepayment and deposit	$ 4,800,636	$ 7,016,803